Goodwill and Other Intangible Assets - Expected Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
2013	$ 4,804
2014	4,145
2015	3,735
2016	3,488
2017	$ 3,373